Recent Accounting Pronouncements - Narrative (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use asset	$ 19,720
Operating lease liabilities	$ 16,550
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use asset		$ 20,240
Operating lease liabilities		$ 20,761